Organization and Principal Activities	12 Months Ended
Dec. 31, 2010
Organization and Principal Activities [Abstract]
Organization and Principal Activities
1. Organization and Principal Activities
E-House (China) Holdings Limited (the “Company” or “E-House”) was incorporated on August 27, 2004 in the Cayman Islands as an exempted company with limited liability under the Companies Law of the Cayman Islands. The Company, through its subsidiaries and consolidated variable interest entities (“VIEs”), offers a wide range of services to the real estate industry, including primary sales agency, secondary brokerage, information and consulting, online advertising, promotional events and investment management services in the People’s Republic of China (“PRC”). The Company, its subsidiaries and consolidated VIEs are collectively referred to as the “Group”.
The Group commenced operations in 2000 through an operating subsidiary, Shanghai Real Estate Sales (Group) Co., Ltd. (“E-House Shanghai”), a company established in the PRC, and its subsidiaries and affiliates.
In October 2009, the Company’s subsidiary, China Real Estate Information Corporation (“CRIC”) (NASDAQ:CRIC) completed its initial public offering (“IPO”) and acquisition of SINA Corporation’s (“SINA”) (NASDAQ: SINA) 66% equity interest in China Online Housing Technology Corporation (“COHT”), an online real estate media platform in the PRC. COHT provides online advertising, information and updates related to the real estate and home furnishing industries in China through a VIE, Beijing Yisheng Leju Information Service Co., Ltd. (“Beijing Leju”). As of December 31, 2010, E-House held a 52.83% equity interest in CRIC.
The following table lists major subsidiaries and the consolidated VIEs of the Company as of December 31, 2010:

	Date of	Place of	Percentage of
	incorporation	incorporation	Ownership
Shanghai Real Estate Sales (Group) Co., Ltd.	15-Aug-00	PRC	100%
Shanghai City Rehouse Agent Consultants Co., Ltd.	17-May-02	PRC	85%
E-House Real Estate Asset Management Co., Ltd.	22-Aug-06	Cayman	51%
China Real Estate Information Corporation	21-Aug-08	Cayman	53%
Shanghai Dehu Public Relationship Consulting Co., Ltd.	09-Feb-07	PRC	55%
Shanghai Tian Zhuo Advertising Co., Ltd.	27-Feb-08	PRC	VIE
Beijing Yisheng Leju Information Services Co., Ltd.	13-Feb-08	PRC	VIE